INTANGIBLE ASSETS, NET - Expected amortization expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS, NET
2023	$ 545
2024	532
2025 and thereafter	489
Finite-lived intangible assets, net	$ 1,566	$ 2,370